OXLC

Oxford Lane Capital Corp.
Investor Presentation
Quarter Ended March 31, 2020

Disclaimer

This presentation is neither an offer to sell, nor a solicitation of an offer to purchase, an interest in Oxford Lane Capital Corp. ("Oxford Lane", "OXLC" or the "Fund").

This presentation and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of the Fund. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in the Fund's public filings with the Securities and Exchange Commission.

There is no guarantee that any of the estimates, targets or projections illustrated in this will be achieved. Any references herein to any of the Fund's past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by the Fund will be profitable or will equal the performance of these investments.

The information contained herein has been derived from financial statements and other documents provided by the portfolio companies and/or the third party manager of such portfolio companies unless otherwise stated. Certain information discussed in this presentation (including information relating to portfolio companies) was derived from third party sources and has not been independently verified and accordingly, OXLC makes no representation or warranty with respect to this information.

Past performance is not indicative of future results. In addition, there can be no assurance that unrealized gains/losses will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of the Fund's current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of any realization events, all of which may differ from the assumptions on which the Fund's expected returns are based. In many instances, the Fund will not determine the timing or manner of any realization events with respect to its investments.

This presentation contains non-GAAP financial information. OXLC's management uses this information in its internal analysis of results and believes that this information may be informative to investors in gauging the quality of OXLC's financial performance, identifying trends in its results and providing meaningful period-to-period comparisons. See "Appendix – Reconciliation of Core Net Investment Income" in this presentation for more information.

Statements included herein may constitute "forward-looking statements," which relate to future events or our future performance or financial condition. These statements are not guarantees of future performance, condition or results and involve a number of risks and uncertainties. Actual results may differ materially from those in the forward-looking statements as a result of a number of factors, including those described from time to time in our filings with the Securities and Exchange Commission. Oxford Lane undertakes no duty to update any forward-looking statements made herein, except as may be required by law.

Financial Highlights

(FYE March 31, $ per share) [1]	Q4-20	Q3-20	Q2-20	Q1-20	Q4-19
GAAP net investment income	$ 0.29	$ 0.32	$ 0.31	$ 0.35	$ 0.34
GAAP realized (losses)[2]	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.01)	$ (0.13)
GAAP unrealized (depreciation) appreciation	$ (3.40)	$ 0.01	$ (1.70)	$ (0.56)	$ 0.75
Core net investment income[3]	$ 0.45	$ 0.62	$ 0.45	$ 0.43	$ 0.53
Distributions paid[4]	$ 0.405	$ 0.405	$ 0.405	$ 0.405	$ 0.405
Net asset value	$ 3.58	$ 6.81	$ 6.63	$ 8.01	$ 8.32

(FYE March 31, $ in millions)	Q4-20	Q3-20	Q2-20	Q1-20	Q4-19
Total fair value of investments	$ 508.4	$ 660.6	$ 590.6	$ 592.7	$ 537.4
Number of portfolio investments[5]	141	130	119	115	108

Note: Certain figures may not tie out to financial statements due to rounding.

1. Per share amounts based on weighted average shares outstanding for the respective quarter presented.
2. Q4-2020 realized loss includes acceleration of deferred costs on extinguishment of mandatorily redeemable preferred stock.
3. Refer to Appendix for reconciliation of GAAP net investment income to core net investment income.
4. The Fund may also choose to distribute, annually, net realized capital gains that are generated on a tax basis.
5. Includes CLO debt, CLO equity, subordinated fee notes and other CLO equity related investments. As of March 31, 2020, the fund had no investments in warehouse facilities.

Summary Portfolio Highlights

Portfolio Activity

(FYE March 31, $ in millions)	Q4-20	Q3-20	Q2-20	Q1-20	Q4-19
New investments	$ 127.2	$ 106.4	$ 108.1	$ 138.5	$ 145.4
Sales / Repayments[1]	22.6	16.2	8.6	51.1	89.3
Net investment activity	$ 104.6	$ 90.2	$ 99.5	$ 87.4	$ 56.1

Investment Portfolio by Asset Type[2]

	Q4-20	Q3-20	Q2-20	Q1-20	Q4-19
CLO equity[3]	92%	93%	96%	96%	98%
CLO debt	8%	7%	4%	4%	2%

Note: Certain figures may not tie out to financial statements due to rounding.

1. Includes warehouse equity repayments.
2. At fair value as of quarter end.
3. Includes subordinated fee notes and other CLO equity related investments. As of March 31, 2020, the fund had no investments in warehouse facilities.

OXLC

CLO Equity & Initial Distribution Schedule

(FYE March 31, $ in millions)	Q4-20	Q3-20	Q2-20	Q1-20	Q4-19
CLO Equity					
Cash income producing CLO equity at original cost[1]	$ 914.0	$ 851.1	$ 685.3	$ 620.2	$ 549.5
Non-cash income producing CLO equity at original cost[1,2,3]	59.9	36.3	123.7	102.3	104.5
Total CLO Equity[1]	$ 973.9	$ 887.4	$ 809.0	$ 722.5	$ 653.9

($ in millions)

CLO Equity

Breakdown of Non-cash Income Producing CLO Equity as of March 31, 2020[1,2]

CLO Equity expected to make initial distribution by 6-30-20 at original cost	$ 28.4
CLO Equity expected to make initial distribution by 9-30-20 at original cost	11.9
CLO Equity expected to make initial distribution by 12-31-20 at original cost	19.5
Total non-cash income producing CLO equity at original cost	$ 59.9

Note: Certain figures may not tie out to financial statements due to rounding.

1. This number represents total dollar value (at original cost) of those assets held at prior quarter end plus new investments purchased during the current period. Excludes called deals.
2. Represents the amount of CLO equity investments (purchased in either the primary or secondary market) which were not scheduled to make a distribution to OXLC during the quarter. For newly issued CLOs, it can generally take up to three quarters from initial issuance to receive the inaugural distribution payment from a CLO equity investment.
3. Does not include CLO positions which had either partial or full interest diversion. For the quarter ending March 31, 2020, OXLC's CLO portfolio had interest diversion of approximately $4,291,422.

OXLC

CLO Portfolio Summary

As of March 31, 2020

CLO Equity Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Interest Diversion Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Equity Position #1	2013	CLO Equity	Callable	July-17	NA	-2.39%	NR	3.76%	3601	27	3.18
CLO Equity Position #2	2014	CLO Equity	Callable	April-18	0.73%	2.02%	1.02%	3.63%	3280	41	2.65
CLO Equity Position #3	2014	CLO Equity	Callable	July-18	0.69%	1.11%	NR	3.36%	3260	49	3.59
CLO Equity Position #4	2014	CLO Equity	Callable	July-18	1.12%	2.38%	NR	3.35%	3232	52	3.24
CLO Equity Position #5	2014	CLO Equity	Callable	July-18	0.92%	8.74%	7.74%	3.77%	3720	32	3.18
CLO Equity Position #6	2014	CLO Equity	Callable	October-18	0.80%	0.11%	-1.29%	3.04%	2798	48	3.39
CLO Equity Position #7	2014	CLO Equity	Callable	October-18	1.22%	-2.07%	NR	3.35%	3399	46	3.04
CLO Equity Position #8	2014	CLO Equity	Callable	October-18	0.90%	5.75%	2.46%	3.69%	3241	44	3.24
CLO Equity Position #9	2014	CLO Equity	Callable	October-18	1.16%	2.98%	NR	3.46%	3444	55	3.44
CLO Equity Position #10	2014	CLO Equity	Callable	January-19	1.27%	-1.63%	-2.63%	4.14%	3282	47	3.79
CLO Equity Position #11	2014	CLO Equity	Callable	January-19	1.19%	5.17%	4.17%	3.57%	3068	58	3.79
CLO Equity Position #12	2015	CLO Equity	Callable	April-19	0.82%	2.26%	1.26%	3.76%	2922	105	4.34
CLO Equity Position #13	2015	CLO Equity	Callable	April-19	0.99%	6.88%	NR	3.47%	2870	61	3.57
CLO Equity Position #14	2015	CLO Equity	Callable	April-19	0.92%	-1.12%	NR	3.71%	3263	61	3.64
CLO Equity Position #15	2015	CLO Equity	Callable	July-19	0.88%	1.57%	0.52%	3.71%	2816	108	4.34
CLO Equity Position #16	2013	CLO Equity	Callable	July-19	1.30%	-1.77%	-2.27%	4.02%	3163	46	4.05
CLO Equity Position #17	2015	CLO Equity	Callable	July-19	0.83%	1.44%	0.65%	3.19%	2910	71	4.00
CLO Equity Position #18	2015	CLO Equity	Callable	October-19	0.91%	0.93%	NR	3.94%	3154	82	4.36
CLO Equity Position #19	2015	CLO Equity	Callable	January-20	0.83%	4.35%	3.85%	3.48%	2849	77	4.65
CLO Equity Position #20	2014	CLO Equity	Callable	April-20	0.88%	1.66%	0.70%	3.72%	2765	112	4.67
CLO Equity Position #21	2016	CLO Equity	Callable	July-20	0.94%	4.07%	3.53%	3.44%	2979	59	4.61
CLO Equity Position #22	2016	CLO Equity	Callable	July-20	1.15%	4.24%	3.24%	3.54%	2991	79	4.27
CLO Equity Position #23	2014	CLO Equity	Callable	July-20	1.04%	5.67%	4.67%	3.83%	2905	61	4.31
CLO Equity Position #24	2016	CLO Equity	Callable	July-20	1.00%	4.38%	3.38%	3.79%	3219	67	5.09
CLO Equity Position #25	2016	CLO Equity	Callable	July-20	1.14%	3.83%	3.33%	3.83%	2923	73	4.75
CLO Equity Position #26	2015	CLO Equity	Callable	July-20	1.08%	0.57%	-1.30%	3.41%	2945	75	4.32
CLO Equity Position #27	2016	CLO Equity	Callable	October-20	1.17%	2.45%	1.45%	3.93%	3109	NA	4.54
CLO Equity Position #28	2016	CLO Equity	Callable	October-20	1.14%	3.29%	2.79%	3.65%	3007	82	4.78
CLO Equity Position #29	2018	CLO Equity	Callable	October-20	1.08%	4.25%	3.26%	3.58%	2941	76	4.90
CLO Equity Position #30	2018	CLO Equity	Callable	January-21	0.99%	4.31%	3.31%	3.86%	NA	NA	4.99
CLO Equity Position #31	2015	CLO Equity	Callable	January-21	1.16%	3.73%	2.23%	3.38%	2766	81	4.69
CLO Equity Position #32	2013	CLO Equity	Callable	January-21	0.89%	3.14%	2.64%	3.53%	2978	87	4.83
CLO Equity Position #33	2013	CLO Equity	November-20	January-21	1.18%	3.06%	2.06%	3.36%	2793	82	4.69
CLO Equity Position #34	2018	CLO Equity	Callable	February-21	1.70%	2.43%	1.06%	5.33%	4726	51	3.67
CLO Equity Position #35	2015	CLO Equity	Callable	April-21	1.25%	3.58%	2.08%	3.43%	2842	74	5.02
CLO Equity Position #36	2013	CLO Equity	Callable	April-21	1.34%	2.58%	2.08%	3.42%	2962	72	4.68
CLO Equity Position #37	2018	CLO Equity	Callable	April-21	0.75%	4.97%	3.97%	3.48%	2922	80	4.86
CLO Equity Position #38	2018	CLO Equity	Callable	April-21	0.95%	2.74%	1.74%	4.16%	3008	87	4.70
CLO Equity Position #39	2017	CLO Equity	Callable	April-21	1.14%	3.73%	2.73%	3.43%	2837	80	4.85
CLO Equity Position #40	2014	CLO Equity	Callable	April-21	0.95%	4.16%	3.17%	3.56%	2904	79	4.65
CLO Equity Position #41	2016	CLO Equity	April-20	April-21	1.25%	2.83%	1.83%	3.47%	2937	75	4.72
CLO Equity Position #42	2015	CLO Equity	Callable	July-21	1.31%	3.62%	2.62%	3.32%	NA	NA	4.73
CLO Equity Position #43	2014	CLO Equity	Callable	July-21	1.01%	1.63%	1.15%	3.42%	2871	81	4.81
CLO Equity Position #44	2013	CLO Equity	Callable	July-21	1.25%	2.34%	1.84%	3.36%	2816	90	4.79
CLO Equity Position #45	2013	CLO Equity	Callable	July-21	1.32%	1.01%	0.51%	3.67%	2855	82	4.67
CLO Equity Position #46	2016	CLO Equity	Callable	July-21	1.15%	3.26%	2.76%	3.33%	2888	78	4.76
CLO Equity Position #47	2017	CLO Equity	Callable	August-21	1.32%	3.37%	2.37%	3.79%	2873	76	4.71
CLO Equity Position #48	2013	CLO Equity	February-21	August-21	1.03%	1.39%	0.39%	3.74%	2707	106	4.70
CLO Equity Position #49	2016	CLO Equity	April-20	October-21	1.11%	3.72%	2.74%	3.42%	3012	84	4.84
CLO Equity Position #50	2014	CLO Equity	October-20	October-21	1.17%	2.61%	1.64%	3.40%	2843	82	4.82
CLO Equity Position #51	2016	CLO Equity	Callable	October-21	1.14%	1.74%	1.24%	3.54%	2740	63	4.73
CLO Equity Position #52	2013	CLO Equity	Callable	October-21	1.53%	3.23%	1.73%	4.68%	3882	58	4.06
CLO Equity Position #53	2016	CLO Equity	July-20	October-21	1.16%	4.03%	3.13%	3.48%	2989	78	4.79
CLO Equity Position #54	2017	CLO Equity	January-21	October-21	1.04%	2.40%	1.40%	3.42%	2907	80	4.76
CLO Equity Position #55	2016	CLO Equity	January-21	January-22	0.99%	4.61%	4.11%	3.39%	2831	81	4.72
CLO Equity Position #56	2017	CLO Equity	Callable	January-22	1.25%	4.98%	3.98%	3.99%	3006	87	4.80
CLO Equity Position #57	2013	CLO Equity	Callable	January-22	1.24%	1.43%	0.33%	3.93%	2845	61	4.41
CLO Equity Position #58	2018	CLO Equity	Callable	January-22	1.19%	3.09%	2.12%	3.68%	2924	84	4.80
CLO Equity Position #59	2018	CLO Equity	Callable	January-22	1.05%	4.20%	3.20%	3.80%	3094	67	5.08
CLO Equity Position #60	2017	CLO Equity	Callable	April-22	1.18%	4.31%	3.85%	3.56%	2941	77	4.85
CLO Equity Position #61	2017	CLO Equity	Callable	May-22	1.25%	4.12%	3.32%	3.31%	2873	77	4.66
CLO Equity Position #62	2017	CLO Equity	Callable	July-22	1.21%	4.74%	3.74%	3.26%	2800	98	4.94
CLO Equity Position #63	2015	CLO Equity	Callable	July-22	1.22%	3.52%	2.53%	3.49%	2984	79	4.77
CLO Equity Position #64	2017	CLO Equity	Callable	July-22	1.21%	3.37%	2.47%	3.55%	2978	81	5.70
CLO Equity Position #65	2013	CLO Equity	Callable	July-22	1.21%	2.75%	1.75%	3.40%	3031	86	4.84
CLO Equity Position #66	2015	CLO Equity	Callable	October-22	1.17%	3.54%	2.94%	3.40%	3017	85	4.84
CLO Equity Position #67	2014	CLO Equity	Callable	October-22	1.20%	3.44%	2.44%	3.30%	2922	68	4.69
CLO Equity Position #68	2017	CLO Equity	Callable	October-22	1.21%	3.67%	3.17%	3.56%	3070	79	5.01
CLO Equity Position #69	2013	CLO Equity	Callable	November-22	1.20%	3.50%	2.44%	3.34%	2916	92	4.47

1. Year in which the deal was issued.

*Source: As reported by Intex.

CLO Portfolio Summary (Continued)

CLO Equity Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Interest Diversion Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Equity Position #70	2017	CLO Equity	Callable	November-22	1.15%	5.27%	4.27%	3.44%	2853	82	4.89
CLO Equity Position #71	2014	CLO Equity	Callable	January-23	1.11%	4.39%	3.89%	3.40%	2887	90	4.83
CLO Equity Position #72	2017	CLO Equity	Callable	January-23	1.18%	3.22%	2.22%	3.55%	3039	72	4.73
CLO Equity Position #73	2017	CLO Equity	Callable	January-23	1.19%	2.67%	2.17%	3.68%	2706	76	5.23
CLO Equity Position #74	2014	CLO Equity	Callable	January-23	1.07%	1.83%	0.87%	3.57%	2717	84	5.01
CLO Equity Position #75	2018	CLO Equity	April-20	April-23	1.00%	1.60%	1.10%	3.41%	2948	78	4.75
CLO Equity Position #76	2018	CLO Equity	July-20	April-23	1.03%	3.32%	2.33%	3.69%	2795	85	4.81
CLO Equity Position #77	2018	CLO Equity	April-20	April-23	0.95%	4.66%	3.66%	3.17%	2670	94	4.93
CLO Equity Position #78	2014	CLO Equity	April-20	April-23	1.10%	1.92%	0.92%	3.46%	2997	77	4.91
CLO Equity Position #79	2018	CLO Equity	April-20	April-23	0.98%	4.14%	3.65%	3.45%	2933	88	4.75
CLO Equity Position #80	2018	CLO Equity	April-20	April-23	1.15%	4.59%	3.59%	3.92%	2859	72	5.21
CLO Equity Position #81	2012	CLO Equity	April-20	April-23	1.01%	3.78%	2.71%	3.31%	2694	94	4.38
CLO Equity Position #82	2018	CLO Equity	May-20	May-23	1.10%	3.06%	2.03%	3.37%	2886	82	4.76
CLO Equity Position #83	2018	CLO Equity	June-20	June-23	1.08%	3.18%	2.18%	3.93%	2806	73	4.69
CLO Equity Position #84	2014	CLO Equity	July-20	July-23	1.15%	2.68%	1.71%	3.52%	3021	NA	4.64
CLO Equity Position #85	2018	CLO Equity	July-20	July-23	1.15%	4.32%	3.32%	3.70%	2798	76	4.90
CLO Equity Position #86	2018	CLO Equity	July-20	July-23	1.17%	2.59%	1.62%	3.42%	2940	82	4.77
CLO Equity Position #87	2018	CLO Equity	July-20	July-23	1.09%	4.12%	3.13%	3.66%	2768	105	4.98
CLO Equity Position #88	2018	CLO Equity	July-20	July-23	1.07%	3.22%	2.72%	3.68%	2749	82	5.05
CLO Equity Position #89	2018	CLO Equity	July-20	July-23	1.12%	1.99%	1.49%	3.57%	2716	83	5.19
CLO Equity Position #90	2018	CLO Equity	July-20	July-23	1.10%	4.58%	3.58%	3.55%	2952	78	5.07
CLO Equity Position #91	2018	CLO Equity	July-20	July-23	1.20%	2.08%	1.58%	4.04%	2896	93	5.05
CLO Equity Position #92	2018	CLO Equity	July-20	July-23	1.12%	2.55%	2.05%	3.57%	2891	81	4.92
CLO Equity Position #93	2018	CLO Equity	August-20	August-23	1.11%	2.61%	2.13%	3.51%	2986	81	4.93
CLO Equity Position #94	2018	CLO Equity	October-20	October-23	1.15%	3.98%	3.48%	3.30%	2879	79	4.82
CLO Equity Position #95	2018	CLO Equity	October-20	October-23	1.17%	4.40%	4.18%	3.51%	2913	79	4.94
CLO Equity Position #96	2014	CLO Equity	October-20	October-23	1.21%	5.12%	3.17%	3.47%	2912	90	4.64
CLO Equity Position #97	2018	CLO Equity	April-21	October-23	1.29%	4.14%	3.64%	3.45%	2862	59	4.92
CLO Equity Position #98	2018	CLO Equity	October-20	October-23	1.25%	1.10%	0.10%	3.58%	2612	84	5.07
CLO Equity Position #99	2015	CLO Equity	October-20	October-23	1.25%	1.65%	0.65%	3.66%	2869	75	4.83
CLO Equity Position #100	2015	CLO Equity	October-20	October-23	1.18%	2.43%	1.72%	3.34%	2829	82	4.72
CLO Equity Position #101	2018	CLO Equity	November-20	November-23	1.30%	3.06%	2.31%	3.90%	2756	70	4.57
CLO Equity Position #102	2014	CLO Equity	November-20	November-23	1.18%	2.50%	1.90%	3.52%	2750	85	4.98
CLO Equity Position #103	2019	CLO Equity	January-21	January-24	1.37%	3.69%	2.69%	3.57%	2617	82	5.38
CLO Equity Position #104	2019	CLO Equity	January-21	January-24	1.20%	4.61%	4.36%	3.49%	2920	77	4.87
CLO Equity Position #105	2018	CLO Equity	December-20	January-24	1.17%	5.20%	4.95%	3.46%	2884	81	4.79
CLO Equity Position #106	2019	CLO Equity	April-21	April-24	NA	3.83%	2.83%	3.72%	2650	75	5.02
CLO Equity Position #107	2019	CLO Equity	April-21	April-24	1.35%	4.18%	3.18%	3.67%	2742	74	5.28
CLO Equity Position #108	2013	CLO Equity	July-21	July-24	1.37%	2.52%	1.52%	3.76%	2766	109	4.75
CLO Equity Position #109	2019	CLO Equity	July-21	July-24	1.41%	4.29%	3.29%	3.94%	2739	97	5.16
CLO Equity Position #110	2016	CLO Equity	August-21	August-24	1.31%	5.21%	4.71%	3.46%	2830	81	4.91
CLO Equity Position #111	2016	CLO Equity	January-22	January-25	1.26%	4.22%	3.22%	3.44%	2819	75	4.74
CLO Equity Position #112	2019	CLO Equity	January-22	January-25	1.00%	4.57%	3.57%	3.57%	2803	NA	5.25
CLO Equity Position #113	NA	CLO Equity	NA	NA	NA	NA	NR	NA	NA	NA	NA
Subtotal (Fair Value)	***$466,726,287[4]***			***July-22[2]***	***1.13%[2]***	***3.78%[2]***	***2.92%[2]***	***3.57%[2]***	***2888[2,3]***	***79[2]***	***4.81[2]***

CLO Debt Positions	CLO Vintage Year[1]	Tranche Type	Non-Call Period End*	Reinvestment Period End*	AAA Spread (L+)*	Junior Tranche Overcollateralization Cushion*	Reinvestment Overcollateralization Cushion*	Weighted Average Portfolio Spread*	Weighted Average Rating Factor*	Diversity Score*	Weighted Average Portfolio Life (Years)*
CLO Debt Position #1	2013	CLO Equity	Callable	July-17	NA	-2.39%	NR	3.76%	3601	27	3.18
CLO Debt Position #2	2014	CLO Equity	Callable	October-18	0.90%	5.75%	2.46%	3.69%	3241	44	3.24
CLO Debt Position #3	2015	CLO Equity	Callable	July-20	1.08%	0.57%	-1.30%	3.41%	2945	75	4.32
CLO Debt Position #4	2015	CLO Equity	Callable	July-20	1.08%	0.57%	-1.30%	3.41%	2945	75	4.32
CLO Debt Position #5	2013	CLO Equity	Callable	April-21	1.34%	2.58%	2.08%	3.42%	2962	72	4.68
CLO Debt Position #6	2015	CLO Equity	Callable	July-21	1.31%	3.62%	2.62%	3.32%	NA	NA	4.73
CLO Debt Position #7	2017	CLO Equity	January-21	October-21	1.04%	2.40%	1.40%	3.42%	2907	80	4.76
CLO Debt Position #8	2018	CLO Equity	Callable	January-23	1.07%	3.18%	2.72%	3.42%	2823	80	4.88
CLO Debt Position #9	2014	CLO Equity	Callable	January-23	1.11%	4.39%	3.89%	3.40%	2887	90	4.83
CLO Debt Position #10	2018	CLO Equity	July-20	July-23	1.12%	2.55%	2.05%	3.57%	2891	81	4.92
CLO Debt Position #11	2018	CLO Equity	October-20	October-23	1.17%	3.88%	3.14%	3.48%	2991	70	4.66
CLO Debt Position #12	2013	CLO Equity	July-21	July-24	1.37%	2.52%	1.52%	3.76%	2766	109	4.75
CLO Debt Position #13	2019	CLO Equity	January-22	January-25	1.00%	4.57%	3.57%	3.57%	2803	NA	5.25
CLO Debt Position #14	2020	CLO Equity	August-22	February-25	1.35%	4.50%	3.50%	3.75%	NA	NA	NA
CLO Debt Position #15	NA	CLO Equity	NA	NA	NA	NA	NR	NA	NA	NA	NA
Subtotal (Fair Value)	***$38,271,263***			***August-22[2]***	***1.14%[2]***	***2.31%[2]***	***2.10%[2]***	***3.53%[2]***	***3041[2,3]***	***69[2]***	***4.40[2]***
Total (Fair Value)	**$504,997,550[4]**			***June-22[2]***							

1. Year in which the deal was issued.
2. Shown on a weighted average basis (based on Fair Value).
3. Weighted Average Rating Factor of 2888 and 3041 for OXLC's CLO equity and debt tranche positions, respectively, is equivalent to a Moody's corporate debt rating of between B2 and B3 (B2 = 2720, B3 = 3490).
4. Excludes called deals, subordinated fee notes and other CLO equity related investments.

*Source: As reported by Intex.

CLO Collateral Characteristics*

	3/31/2020	12/31/2019
Number of Collateral Obligations[1,2]	2,025	2,043
Number of Obligors[2,3]	1,589	1,599
Top 10 Collateral Obligation Positions as % of Total Collateral[2]	3.74%	3.84%
Collateral Weighted Average Price[2]	80.48%	96.62%
Largest Individual Obligor Exposure[2]	0.80%	0.84%
Average Individual Obligor Exposure[2]	0.06%	0.06%

Note: Excludes subordinated fee notes, other CLO equity related investments, and investments where information was not available on Intex.

1. Represents the total number of collateral loan investments among all of OXLC's CLO investments.
2. The information presented here is on a look-through basis to the CLO investments held by the fund as of March 31, 2020, and reflects the aggregate underlying exposure of the fund based on the portfolios of those investments. The data is derived from CLO trustee reports as reported by third party sources relating to March 2020. Information relating to the market price of underlying collateral was as of March 31, 2020. With respect to other information shown above, such information may be as of a date prior to quarter end.
3. Represents the total number of unique Obligors among all of OXLC's CLO investments.

* Source: As reported by Intex.

CLO Portfolio Metrics

	3/31/2020	12/31/2019
Weighted average yield of CLO debt investments at current cost[1]	11.6%	12.4%
Weighted average effective yield of CLO equity investments at current cost	15.5%	16.4%
Weighted average effective yield of total investments at current cost	**15.2%**	**16.1%**
Weighted average cash distribution yield of CLO debt at current cost[2]	9.8%	10.2%
Weighted average cash distribution yield of CLO equity at current cost[2]	20.0%	25.2%
Weighted average cash distribution yield of total cash income producing investments at current cost[2]	**19.2%**	**24.2%**

1. Includes non-cash amortization of OID.
2. This calculation is based on CLO debt and equity investments which made a distribution payment to OXLC for the quarters ending 3/31/20 and 12/31/19, respectively (and includes investments which have experienced either partial or full diversion). At current cost, OXLC had ~$60.1 million and ~$43.6 million of CLO equity investments which had not made their initial distribution for the quarters ending 3/31/20 and 12/31/19, respectively, and which are all scheduled to make their initial distribution no later than the quarter ending 12/31/20. The yield is calculated by taking the quarterly distributions received, annualizing such amount and dividing by the current cost basis of the cash income producing investments for the quarters ending 3/31/20 and 12/31/19.

Investment Portfolio Composition*

- Top 30 aggregate industry exposures of the CLO vehicles represent ~99.7%[1] of combined investments

	Top 30 Moody's Industry Exposure[1]	
1.	Healthcare & Pharmaceuticals	10.7%
2.	High Tech	9.2%
3.	Banking, Finance, Insurance & Real Estate	7.8%
4.	Services: Business	7.8%
5.	Hotels, Gaming & Leisure	5.8%
6.	Telecommunications	5.1%
7.	Media: Broadcasting & Subscription	4.8%
8.	Chemicals, Plastics & Rubber	4.2%
9.	Beverage, Food & Tobacco	3.8%
10.	Retail	3.5%
11.	Services: Consumer	3.4%
12.	Construction & Building	3.3%
13.	Energy: Oil & Gas	3.1%
14.	Automotive	3.0%
15.	Capital Equipment	2.7%

	Top 30 Moody's Industry Exposure[1]	
16.	Containers, Packaging & Glass	2.7%
17.	Aerospace & Defense	2.3%
18.	Utilities: Electric	2.2%
19.	Consumer Goods: Non Durable	1.9%
20.	Transportation: Consumer	1.8%
21.	Media: Advertising, Printing & Publishing	1.7%
22.	Consumer Goods: Durable	1.6%
23.	Media: Diversified & Production	1.5%
24.	Metals & Mining	1.4%
25.	Transportation: Cargo	1.3%
26.	Not Reported	0.8%
27.	Environmental Industries	0.8%
28.	Energy: Electricity	0.7%
29.	Utilities: Oil & Gas	0.6%
30.	Wholesale	0.5%
	Total	**99.7%**

Note: Excludes subordinated fee notes, other CLO equity related investments, and investments where information was not available on Intex.

1. The information presented here is on a look-through basis to the CLO investments held by the fund as of March 31, 2020, and reflects the aggregate underlying exposure of the fund based on the portfolios of those investments. The data is derived from CLO trustee reports as reported by third party sources relating to March 2020. With respect to information shown above, such information may be as of a date prior to quarter end.

* Source: As reported by Intex.

Capital Structure Overview

($ in millions)	Principal Amount Outstanding[1]	Carrying Value Outstanding[1]	Cost of Debt	Call Date	Maturity
Series 2023 Term Preferred Stock (OXLCO)	$60.4	$58.8	7.50%	Callable	Jun-23
Series 2024 Term Preferred Stock (OXLCM)	$68.2	$66.8	6.75%	6/30/2020	Jun-24
Series 2027 Term Preferred Stock (OXLCP)	$91.6	$88.5	6.25%	2/28/2023	Feb-27
Master Repurchase Agreement	$40.0	$40.0	L + 2.90%[2]	Callable	Oct-20
Master Repurchase Agreement - Cash Management Line[3]	$ -	$ -	L + 2.90%[2]	Callable	Oct-20
Total Preferred Stock and Debt	**$260.2**	**$254.1**			
Total Equity	**$268.8**				
Preferred Stock and Debt-to-Equity	**0.97x**				

Note: Certain figures may not tie out to financial statements due to rounding.

1. As of 3/31/2020.
2. Based on 3-month USD LIBOR.
3. No outstanding balance as of 3/31/2020. Total available amount under this facility is $12,500,000. Annual undrawn fee of 85 basis points.

APPENDIX

Investment Portfolio Composition – CLO Debt

Company	Investment	Manager	Fair Value	% of Total[1,2]
BlueMountain CLO 2018-1 Ltd.	Class F	BlueMountain Capital Management	$ 2,646,000	0.5%
Cathedral Lake II, Ltd.	Class E1R	Carlson Capital	$ 2,631,600	0.5%
CIFC Funding 2014, Ltd.	Class FR2	CIFC	$ 1,852,400	0.4%
East West Investment Management CLO 2019-1, Ltd.	Class E	East West Investment Management	$ 974,160	0.2%
Elevation CLO 2020-11, Ltd.	Class E	ArrowMark Colorado Holdings	$ 6,872,727	1.4%
Longfellow Place CLO, Ltd.	Class FRR	First Eagle Private Credit	$ 294,888	0.1%
Mountain Hawk II CLO, Ltd.	Class E	Western Asset Management	$ 4,769,100	0.9%
OZLM VII, Ltd.	Class F	Orchard First Source Asset Management	$ 616,000	0.1%
OZLM XIII, Ltd.	Class D	Sculptor Loan Management	$ 5,364,650	1.1%
OZLM XIII, Ltd.	Class E	Sculptor Loan Management	$ 834,200	0.2%
OZLM XXII, Ltd.	Class E	Sculptor Loan Management	$ 1,205,238	0.2%
Saranac CLO VIII Ltd.	Class E	Saranac Advisory	$ 2,800,000	0.6%
Shackleton 2017-X CLO, Ltd.	Class E	Alcentra	$ 5,198,400	1.0%
THL Credit WR 2014-3K CLO Ltd.	Class E	THL Credit Senior Loan Strategies	$ 1,331,250	0.3%
Venture XV, Ltd.	Class ER2	MJX Asset Management	$ 880,650	0.2%
Total Collateralized Loan Obligation - Debt Investments			**$ 38,271,263**	**7.5%**

1. Based on percentage of total fair value of investments as of 3/31/20.
2. Certain percentages may not tie out to financial statements due to rounding.

Investment Portfolio Composition – CLO Equity[1]

Company	Manager	Fair Value	% of Total[2,3]
Allegro CLO II-S, Ltd.	AXA Investment Managers	$ 6,240,000	1.2%
ALM XVII, Ltd.	Apollo Capital Management	$ 1,694,427	0.3%
AMMC CLO XI, Ltd.	American Money Management Corporation	$ 630,000	0.1%
AMMC CLO XII, Ltd.	American Money Management Corporation	$ 2,857,143	0.6%
Anchorage Capital CLO 4-R, Ltd.	Anchorage Capital Group	$ 2,880,000	0.6%
Anchorage Capital CLO 5-R, Ltd.	Anchorage Capital Group	$ 8,059,847	1.6%
Anchorage Capital CLO 8, Ltd.	Anchorage Capital Group	$ 2,640,000	0.5%
Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)	Apex Credit Partners	$ 1,437,500	0.3%
Apex Credit CLO 2018 Ltd.	Apex Credit Partners	$ 4,423,424	0.9%
Apex Credit CLO 2019 Ltd.	Apex Credit Partners	$ 8,239,049	1.6%
Arch Street CLO, Ltd.	First Eagle Private Credit	$ 1,207,500	0.2%
Ares XL CLO Ltd.	Ares	$ 13,447,672	2.6%
Ares XXVII CLO, Ltd.	Ares	$ 4,366,494	0.9%
Ares XXXVII CLO Ltd.	Ares	$ 11,275,234	2.2%
Atrium XV	Credit Suisse	$ 11,340,000	2.2%
B&M CLO 2014-1 LTD	Bradford & Marzec	$ 330,000	0.1%
Battalion CLO VI Ltd.	Brigade Capital Management	$ 70,000	0.0%
Battalion CLO VII Ltd.	Brigade Capital Management	$ 6,725,000	1.3%
Benefit Street Partners CLO III Ltd.	Benefit Street Partners	$ 1,000,000	0.2%
Benefit Street Partners CLO V Ltd.	Benefit Street Partners	$ 253,000	0.0%
BlueMountain CLO 2016-2 Ltd.	BlueMountain Capital Management	$ 13,601,815	2.7%
BlueMountain CLO 2018-1 Ltd.	BlueMountain Capital Management	$ 3,510,000	0.7%
BlueMountain CLO 2018-2 Ltd.	BlueMountain Capital Management	$ 1,802,250	0.4%
BlueMountain Fuji US CLO II Ltd.	BlueMountain Capital Management	$ 2,000,000	0.4%
Bristol Park CLO, Ltd.	GSO/Blackstone	$ 3,700,000	0.7%
Canyon Capital CLO 2015-1, Ltd.	Canyon Capital Advisors	$ 2,400,000	0.5%
Carlyle Global Market Strategies CLO 2013-2, Ltd.	Carlyle	$ 5,061,179	1.0%
Carlyle Global Market Strategies CLO 2014-5, Ltd.	Carlyle	$ 1,426,867	0.3%
Cathedral Lake CLO 2013, Ltd.	Carlson Capital	$ 1,714,500	0.3%
Cathedral Lake II, Ltd.	Carlson Capital	$ 4,607,282	0.9%
CIFC Funding 2013-III-R, Ltd.	CIFC	$ 1,715,000	0.3%
CIFC Funding 2014, Ltd.	CIFC	$ 2,100,000	0.4%
CIFC Funding 2014-III, Ltd.	CIFC	$ 4,920,750	1.0%
Dryden 49 Senior Loan Fund	Prudential	$ 4,883,000	1.0%
East West Investment Management CLO 2019-1, Ltd.	East West Investment Management	$ 12,014,200	2.4%
Eaton Vance CLO 2018-1, Ltd.	Eaton Vance Management	$ 13,026,992	2.6%
Elevation CLO 2015-4, Ltd.	ArrowMark Colorado Holdings	$ 3,096,000	0.6%
Elevation CLO 2020-11, Ltd.	ArrowMark Colorado Holdings	$ 16,800,000	3.3%
Ellington CLO II, Ltd.	Ellington Capital Management	$ 600,000	0.1%
Figueroa CLO 2013-2, Ltd.	TCW	$ 544,000	0.1%
Flatiron CLO 17 Ltd.	New York Life Investment Management	$ 771,375	0.2%
Halcyon Loan Advisors Funding 2015-1 Ltd.	Bardin Hill	$ 140,000	0.0%
Halcyon Loan Advisors Funding 2018-1 Ltd.	Bardin Hill	$ 4,725,000	0.9%
Hayfin Kingsland IX, Ltd.	Hayfin Capital Management	$ 8,006,976	1.6%
HPS Loan Management 10-2016, Ltd.	HPS Investment Partners	$ 1,400,000	0.3%
Hull Street CLO Ltd.	First Eagle Private Credit	$ 1,500	0.0%
ICG US CLO 2016-1, Ltd.	ICG	$ 1,449,700	0.3%
Ivy Hill Middle Market Credit VII, Ltd.	Ivy Hill Asset Management	$ 2,001,668	0.4%
Jamestown CLO IV, Ltd.	Investcorp	$ 95,000	0.0%
Jamestown CLO VII, Ltd.	Investcorp	$ 1,391,250	0.3%
Longfellow Place CLO, Ltd.	First Eagle Private Credit	$ 1,374,800	0.3%
Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)	Credit Suisse	$ 13,905,000	2.7%
Madison Park Funding XIII, Ltd.	Credit Suisse	$ 8,000,000	1.6%
Madison Park Funding XV, Ltd.	Credit Suisse	$ 1,610,000	0.3%
Madison Park Funding XVII, Ltd.	Credit Suisse	$ 1,500,000	0.3%
Madison Park Funding XXII, Ltd.	Credit Suisse	$ 8,700,000	1.7%
Madison Park Funding XXIV, Ltd.	Credit Suisse	$ 1,213,375	0.2%
Madison Park Funding XXIX, Ltd.	Credit Suisse	$ 10,030,000	2.0%
Madison Park Funding XXV, Ltd.	Credit Suisse	$ 520,000	0.1%

1. Includes subordinated fee notes and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 3/31/20.
3. Certain percentages may not tie out to financial statements due to rounding.

Investment Portfolio Composition – CLO Equity[1] (Continued)

Company	Manager	Fair Value	% of Total[2,3]
Madison Park Funding XXX, Ltd.	Credit Suisse	$ 9,475,829	1.9%
Madison Park Funding XXXII, Ltd.	Credit Suisse	$ 7,105,000	1.4%
Marble Point CLO XI Ltd.	MP CLO Management	$ 3,570,000	0.7%
Midocean Credit CLO III	MidOcean Credit Fund Management	$ 2,497,500	0.5%
Midocean Credit CLO VI	MidOcean Credit Fund Management	$ 8,910,000	1.8%
Mountain Hawk II CLO, Ltd.	Western Asset Management	$ 2,567	0.0%
Mountain View CLO 2014-1 Ltd.	Seix Advisors	$ 150,000	0.0%
Nassau 2017-II Ltd.	NCC CLO Manager	$ 9,028,000	1.8%
NorthWoods Capital XII-B, Ltd.	Angelo, Gordon & Co	$ 4,300,000	0.8%
NorthWoods Capital XIV-B, Ltd.	Angelo, Gordon & Co	$ 1,530,000	0.3%
Ocean Trails CLO VI	Five Arrows Managers	$ 800,000	0.2%
Octagon Investment Partners 33, Ltd.	Octagon	$ 4,000,000	0.8%
Octagon Investment Partners 38, Ltd.	Octagon	$ 2,250,000	0.4%
Octagon Investment Partners 40, Ltd.	Octagon	$ 26,932,500	5.3%
Octagon Investment Partners XXII, Ltd.	Octagon	$ 4,924,063	1.0%
Octagon Loan Funding, Ltd.	Octagon	$ 532,358	0.1%
OFSI BSL IX, Ltd.	Orchard First Source Asset Management	$ 5,280,800	1.0%
OFSI BSL VIII, Ltd.	Orchard First Source Asset Management	$ 3,060,000	0.6%
OFSI Fund VII, Ltd.	Orchard First Source Asset Management	$ 1,442,000	0.3%
OHA Loan Funding 2012-1, Ltd.	Oak Hill	$ 495,800	0.1%
OZLM Funding III, Ltd.	Sculptor Loan Management	$ 2,400,000	0.5%
OZLM VII, Ltd.	Sculptor Loan Management	$ 2,627,001	0.5%
OZLM VIII, Ltd.	Sculptor Loan Management	$ 1,500,000	0.3%
OZLM XIII, Ltd.	Sculptor Loan Management	$ 3,450,000	0.7%
OZLM XIV, Ltd.	Sculptor Loan Management	$ 10,084,770	2.0%
Park Avenue Institutional Advisers CLO Ltd 2018-1	Park Avenue Institutional Advisers	$ 3,480,000	0.7%
Regatta III Funding Ltd.	Napier Park Global Capital	$ 18,750	0.0%
Seneca Park CLO, Ltd.	GSO/Blackstone	$ 120,000	0.0%
Shackleton 2013-IV-R CLO, Ltd.	Alcentra	$ 2,837,346	0.6%
Shackleton 2014-V-R CLO, Ltd.	Alcentra	$ 7,020,000	1.4%
Shackleton 2015-VII CLO, Ltd.	Alcentra	$ 3,596,499	0.7%
Shackleton 2017-X CLO, Ltd.	Alcentra	$ 7,661,400	1.5%
Sound Point CLO VI-R, Ltd.	Sound Point Capital Management	$ 2,958,838	0.6%
Sound Point CLO XXII, Ltd.	Sound Point Capital Management	$ 2,684,000	0.5%
Symphony CLO XVIII, Ltd.	Symphony Asset Management	$ 4,207,500	0.8%
Telos CLO 2013-3, Ltd.	Telos Asset Management	$ 143,322	0.0%
Telos CLO 2013-4, Ltd.	Telos Asset Management	$ 2,270,000	0.4%
Telos CLO 2014-6, Ltd.	Telos Asset Management	$ 3,424,000	0.7%
Thacher Park CLO, Ltd.	GSO/Blackstone	$ 315,000	0.1%
THL Credit Wind River 2015-1 CLO Ltd.	THL Credit Senior Loan Strategies	$ 429,000	0.1%
THL Credit Wind River 2017-1 CLO Ltd.	THL Credit Senior Loan Strategies	$ 3,240,000	0.6%
THL Credit Wind River 2017-4 CLO Ltd.	THL Credit Senior Loan Strategies	$ 5,382,700	1.1%
Tralee CLO II, Ltd.	Par-Four Investment Management	$ 378,000	0.1%
Tralee CLO IV, Ltd.	Par-Four Investment Management	$ 4,644,500	0.9%
Trinitas CLO VII, Ltd.	Trinitas Capital Management	$ 660,000	0.1%
Trinitas CLO VIII, Ltd.	Trinitas Capital Management	$ 4,508,000	0.9%
Venture 32 CLO, Limited	MJX Asset Management	$ 1,750,000	0.3%
Venture 37 CLO, Limited	MJX Asset Management	$ 4,950,000	1.0%
Venture XIV CLO, Limited	MJX Asset Management	$ 1,295,000	0.3%
Venture XV CLO, Limited	MJX Asset Management	$ 1,890,025	0.4%
Venture XVII CLO, Limited	MJX Asset Management	$ 3,740,000	0.7%
Venture XX CLO, Limited	MJX Asset Management	$ 1,320,000	0.3%
Venture XXI CLO, Limited	MJX Asset Management	$ 7,500,000	1.5%
Vibrant CLO III, Ltd.	DFG Investment Advisers	$ 1,262,500	0.2%
Voya CLO 2018-1, Ltd.	Voya Alternative Asset Management	$ 2,520,000	0.5%
Wellfleet 2016-2 CLO, Ltd.	Wellfleet Credit Partners	$ 2,500,000	0.5%
West CLO 2014-1, Ltd.	Allianz	$ 2,632,500	0.5%
Zais CLO 8, Limited	ZAIS Group	$ 1,200,000	0.2%
Zais CLO 9, Limited	ZAIS Group	$ 3,745,000	0.7%
Other CLO equity related investments		$ 2,003,077	0.4%
Total Collateralized Loan Obligation - Equity Investments		**$ 470,110,914**	**92.5%**

1. Includes subordinated fee notes and other CLO equity related investments.
2. Based on percentage of total fair value of investments as of 3/31/20.
3. Certain percentages may not tie out to financial statements due to rounding.

OXLC

Reconciliation of Core Net Investment Income

We provide information relating to core net investment income ("Core NII") (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP net investment income ("GAAP NII"), but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even in the event of similar terms being utilized to identify such measures. Core NII represents GAAP NII adjusted for additional applicable cash distributions received, or entitled to be received (if any, in either case), on our CLO equity investments. Our management team uses this information in its internal analysis of results and believes that this information may be informative in gauging the quality of our financial performance, identifying trends in our results and providing meaningful period-to-period comparisons.

Income from investments in the "equity" class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method – this is based on an effective yield to the expected redemption utilizing estimated cash flows at current cost. The result is an effective yield for the investment in which the difference between the actual cash received, or distributions entitled to be received, and the effective yield calculation is adjusted from the cost. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as "CLO equity adjustments").

Furthermore, in order for the Company to continue qualifying as a regulated investment company for tax purposes, we are required, among other things, to distribute at least 90% of our investment company taxable income annually. We emphasize that our taxable income may materially differ from our GAAP NII and/or our Core NII, and that neither GAAP NII nor Core NII should be relied upon as indicators of our taxable income.

	For the three months ended									
	3/31/2020		12/31/2019		9/30/2019		6/30/2019		3/31/2019	
($ in millions, except per share) [1]	Amount	Per Share	Amount	Per Share	Amount	Per Share	Amount	Per Share	Amount	Per Share
GAAP Net investment income	$ 20.4	$ 0.287	$ 20.0	$ 0.316	$ 16.7	$ 0.312	$ 15.8	$ 0.349	$ 13.5	$ 0.343
CLO equity adjustments	11.9	$ 0.167	19.1	$ 0.302	7.5	$ 0.140	3.9	$ 0.085	7.3	$ 0.183
Core net investment income	$ 32.3	$ 0.454	$ 39.1	$ 0.619	$ 24.2	$ 0.452	$ 19.7	$ 0.434	$ 20.8	$ 0.526

Note: Certain figures may not tie out to financial statements due to rounding.

1. Per share amounts based on weighted average shares outstanding for the respective quarter presented.

OXLC

Corporate Information

Board of Directors

Mark J. Ashenfelter - Chairman
John Reardon
David S. Shin
Jonathan H. Cohen
Saul B. Rosenthal

Corporate Offices

8 Sound Shore Drive
Suite 255
Greenwich, CT 06830

Corporate Website

www.oxfordlanecapital.com

Fiscal Year End

March 31

Independent Audit Firm

PricewaterhouseCoopers LLP

Corporate Counsel

Eversheds Sutherland (US) LLP

Transfer Agent

Computershare Trust Company, N.A
Tel: 1-877-498-8861
www.computershare.com

Securities Listing and Equity Indices

Common Stock:
"OXLC" - NasdaqGS
Preferred Stock:
"OXLCO" - NasdaqGS
"OXLCM" - NasdaqGS
"OXLCP" - NasdaqGS

Executive Corporate Officers

Jonathan H. Cohen	Board Member and Chief Executive Officer
Saul B. Rosenthal	Board Member and President
Bruce L. Rubin	Chief Financial Officer
Jerry Cummins	Chief Compliance Officer

Investor Relations

Oxford Lane Capital Corp.
Tel: (203) 983-5275
ir.oxfordlanecapital.com